UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

Form 13F Cover Page

Report for the Calendar year or Quarter Ended: 03/31/2008

Check here if Amendment [ ]: Amendment Number: _____
This Amendment (Check only one): [ ] is a restatement
						   [ ] adds new holdings entries

Institutional Investment Manager Filing this report:

Name: Summit Global Management, Inc.

Address:9171 Towne Centre Drive
Suite 465
San Diego, CA 92122

Form 13F File number 28-______

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Jennifer Finley
Operations Manager
858-546-1777 ext 16

Signature, Place, and Date of Signing:

____________________________  _____________________  ___________
(Signature)                   (City, State)			(Date)

Report Type (check only one):
[X] 13F Holdings Report (if all holdings of this reporting manager are reported)
[ ] 13F Notice (if no holdings reported are in this report-all holdings reported by another manager)
[ ] 13F Combination Report (if a portion of the holdings for this reporting manager are reported and a portion are reported by another manager)


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: _____________________

Form 13F Information Table Entry Total: ___23___________

Form 13F Information Table Value Total: __$188679235_____________
								(Thousands)


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

American States Water Co.(AWR) COM              029899101     6485 180149.000SH      SOLE               180149.000
Artesian Resources Corp.(ARTNA COM              043113208     2879 155570.000SH      SOLE               155570.000
ASA Limited		       COM              g3156p103    17522 213851.00SH       SOLE               213851.000
Aqua America, Inc.	       COM              03836W103    16266 866186.00SH	     SOLE               866186.000
CIA Saneamento Basico ADR      COM              20441A102    21822 492282.00SH       SOLE		492282.000
Connecticut Water Service, Inc COM              207797101     6583 278134.00SH       SOLE               278134.000
Eastern American Natural Gas(N COM              276217106      493 17600.00SH        SOLE                17600.000
Franklin Electric Co           COM              353514102     8809 257825.00SH       SOLE               257825.000
Mueller Water Products B       COM              624758207    13061 1657552.00SH      SOLE              1657552.000
iShares Silver Trust	       COM              46428Q109    23605 138200.00SH       SOLE               138200.000
Mueller Industries, Inc.(MLI)  COM              624756102    21551 747023.00SH       SOLE               747023.000
Pentair, Inc.(PNR)             COM              709631105    13930 436690.00SH       SOLE               436690.000
San Juan Basin Royalty Trust   COM              798241105      255 6850.00SH         SOLE                 6850.000
Silver Standard Resources      COM              82823L106    12627 416330.00SH       SOLE               416330.000
Statoil ASA ADR                COM              85771P102      312 10470.00SH        SOLE                10470.000
Telefonos de Mexico SA ADR     COM              879403780      397 10580.00SH        SOLE                10580.000
Templeton Global Income Fund   COM              880198106      462 48380.00SH        SOLE                48380.000
United Utilities ADR           COM              91311Q105     1121 41125.00SH        SOLE                41125.000
Watts Water Technologies, Inc. COM              942749102    16241 570421.00SH       SOLE               570421.000
Southwest Water Co.            COM              845331107     3144 284087.00SH       SOLE		284087.000
Valero Energy		       COM              91913Y100      224 4570.00SH         SOLE                 4570.000
Japan Smaller Capitalization   COM		47109U104      496 57550.00Sh        SOLE                57550.000
Endeavour Mining Capital Corp  COM              G3040r109      381 56200.00SH        SOLE                56200.000